OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 189		$ 189		$ 297
Lease liabilities	680		680		842
Derivative liabilities	76		76		108
Deferred revenue	6		6		9
Provisions	2		2		6
Loans and notes payable	9		9		6
Total other non-current liabilities	962		962		$ 1,268
Interest expense on lease liabilities	$ 20	$ 15	$ 41	$ 31